RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
23. RELATED PARTY TRANSACTIONS

a.	Transactions

The Group entered into the following transactions with related parties:

	Years ended December 31,
Transactions	2016	2017	2018
	RMB	RMB	RMB
Loan to/(collection from) a member of management team of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. (“Century Zhisheng”) (Note i)	(24)	-	-
Repayments to Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center	-	-	(1,013)
Service provided to Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company (Note ii)	-	-	1,105
Compensation to non-executive directors of the board of the Company (Note iii)	-	-	279

Note (i) The loans to a member of management team of Century Zhisheng and borrowings from entities controlled by a member of management team of Century Zhisheng were made for operation purpose without interest bearing and maturity date. In 2017, the member of management team of Century Zhisheng was resigned, led to the reclassification of respective amounts due from and due to such member from related party to a third party.

Note (ii) The service was provided to an entity significantly influenced by a member of management team of the Company.

Note (iii) The compensation was for the services from the non-executive directors of the board to the Company.

b.	The Group had the following balances with related parties:

	Amounts due from a related party		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2017	2018	2017	2018
	RMB	RMB	RMB	RMB
Entity controlled by Executive Principal of Ambow Research Center - Shandong Shichuang Software Engineering Co., Ltd.	-	-	3,430	2,417
Entity significantly influenced by a member of management team of the Company - Beijing QC Technology Company Limited (Note 23a (ii))	-	1,105	-	-
Non-executive directors of the board of the Company (Note a. iii)	-	-	-	279
	-	1,105	3,430	2,696